Performance Management - BlackRock Retirement Income 2030 Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index. The table below also compares the Fund’s performance to that of a customized benchmark comprised of the returns of the MSCI World High Dividend Yield Index (Net) (33.34%), the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (33.33%) and the Bloomberg U.S. Aggregate Bond Index (33.33%), the MSCI World Index (Net), and a customized benchmark comprised of the returns of the MSCI World Index (50%) (Net) and the Bloomberg U.S. Aggregate Bond Index (50%). The customized reference benchmarks and the MSCI World Index (Net) are applicable to the Fund because BlackRock believes they have certain characteristics that are helpful in evaluating the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 441-7762.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index. The table below also compares the Fund’s performance to that of a customized benchmark comprised of the returns of the MSCI World High Dividend Yield Index (Net) (33.34%), the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (33.33%) and the Bloomberg U.S. Aggregate Bond Index (33.33%), the MSCI World Index (Net), and a customized benchmark comprised of the returns of the MSCI World Index (50%) (Net) and the Bloomberg U.S. Aggregate Bond Index (50%). The customized reference benchmarks and the MSCI World Index (Net) are applicable to the Fund because BlackRock believes they have certain characteristics that are helpful in evaluating the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Investor A Shares ANNUAL TOTAL RETURNS BlackRock Retirement Income 2030 Fund As of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 7.90% (quarter ended December 31, 2023) and the lowest return for a quarter was -9.27% (quarter ended June 30, 2022).
Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Does Reflect Sales Loads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 441-7762
Investor A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.90%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(9.27%)
Lowest Quarterly Return, Date	Jun. 30, 2022